Exhibit 99
CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

DATES

Collection Period	Oct-07
Determination Date	11/12/2007
Distribution / Payment Date	11/15/2007

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance

Series 2007-SN1 Lease Assets (Total Pool Balance)		3,017,451,832.10	2,657,946,069.24	2,589,117,843.40
Aggregate ABS Value of the Series 2007-SN1 Lease Assets		2,500,008,486.50	2,269,282,232.54	2,221,812,854.40
COLT 2007-SN1 Secured Notes	6.050%	2,325,007,063.65	2,043,563,192.69	1,992,477,764.28

Discount Rate	10.000%
LIBOR	5.0913%

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Ending Pool Factor

CARAT Class A-1a	5.366%	315,000,000.00	101,373,929.28	62,598,242.65	0.1987246
CARAT Class A-1b	One-Month LIBOR + 0.000%	100,000,000.00	32,182,199.76	19,872,457.98	0.1987246
CARAT Class A-2a	5.400%	175,000,000.00	175,000,000.00	175,000,000.00	1.0000000
CARAT Class A-2b	One-Month LIBOR + 0.030%	480,000,000.00	480,000,000.00	480,000,000.00	1.0000000
CARAT Class A-3a	5.380%	140,000,000.00	140,000,000.00	140,000,000.00	1.0000000
CARAT Class A-3b	One-month LIBOR + 0.060%	520,000,000.00	520,000,000.00	520,000,000.00	1.0000000
CARAT Class A-4	One-Month LIBOR + 0.100%	405,007,000.00	405,007,000.00	405,007,000.00	1.0000000
CARAT Class B	5.520%	56,250,000.00	56,250,000.00	56,250,000.00	1.0000000
CARAT Class C	5.730%	55,000,000.00	55,000,000.00	55,000,000.00	1.0000000
CARAT Class D	6.050%	60,000,000.00	60,000,000.00	60,000,000.00	1.0000000

CARAT 2007-SN1		2,306,257,000.00	2,024,813,129.04	1,973,727,700.63	0.8558143
CARAT Certificates		18,750,063.65	18,750,063.65	18,750,063.65	1.0000000
COLT Over collateralization		175,001,422.85	225,719,039.85	229,335,090.12	1.3104756

Total		2,500,008,486.50	2,269,282,232.54	2,221,812,854.40	0.8887221

	Principal	Interest	Principal per $1000	Interest per $1000
	Payment Due	Payment Due	Face Amount	Face Amount

CARAT Class A-1a	38,775,686.62	468,420.77	123.0974179	1.4870501
CARAT Class A-1b	12,309,741.79	141,091.01	123.0974179	1.4109101
CARAT Class A-2a	—	787,500.00	0.0000000	4.5000000
CARAT Class A-2b	—	2,116,783.33	0.0000000	4.4099653
CARAT Class A-3a	—	627,666.67	0.0000000	4.4833333
CARAT Class A-3b	—	2,306,615.28	0.0000000	4.4357986
CARAT Class A-4	—	1,810,479.73	0.0000000	4.4702431
CARAT Class B	—	258,750.00	0.0000000	4.6000000
CARAT Class C	—	262,625.00	0.0000000	4.7750000
CARAT Class D	—	302,500.00	0.0000000	5.0416667

Total	51,085,428.41	9,082,431.78	22.1507960	3.9381699

COLT 2007-SN1 Secured Notes	51,085,428.41	10,302,964.43	21.9721605	4.4313691

COLT
I. COLLECTIONS

Actual Lease Payments Received					47,958,647.54
Repurchased Contracts — Administrative					1,801,817.46
Repurchased Contracts — Warranty					—
Sale Proceeds — Early Terminations (Defaults)					4,302,172.26
Pull Ahead Payments — Actual					—
Sale Proceeds — Scheduled Terminations					14,888,096.45
Excess Wear and Excess Mileage Received					44,882.33
Other Recoveries Received					155,611.76
Payment Advance for Current Period					2,490,863.39
Residual Advance for Current Period					42,047.70
Pull Ahead Payment Advance					153,315.13
Prior Period Payment Ahead Applied to Current Period					712,410.22
COLT 2007-SN1 Reserve Account Draw					—

Total Collections					72,549,864.24

II. DISTRIBUTIONS

Total Collections					72,549,864.24
Less: Reimbursement of Payment Advance					5,880,489.07
Less: Reimbursement of Residual Advance					—
Less: Reimbursement of Pull Ahead Payment Advance					—
Less: Current Period Payment Ahead Received					1,498,845.27
Less: Basic COLT Servicing Fee					1,891,068.53
Less: Secured Note Interest Distributable Amount					10,302,964.43
Less: Secured Note Principal Distributable Amount					51,085,428.41
Less: COLT 2007-SN1 Reserve Account Deposit					—
Less: Excess to CARAT Following a CARAT Indenture Event of Default					—
Less: COLT Additional Servicing Fee					1,891,068.53

Excess to be Released to COLT, LLC					—

Memo: Excess Incl. Reimbursement of Advances Released to COLT, LLC					5,880,489.07

CARRYOVER SHORTFALL					per $1000

Secured Note Principal Carryover Shortfall				—	—
Secured Note Interest Carryover Shortfall				—	—

				—	—

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT
CARAT
I. COLLECTIONS

Secured Note Interest Distributable Amount	10,302,964.43
Secured Note Principal Distributable Amount	51,085,428.41
Excess from COLT Following a CARAT Indenture Event of Default	—
CARAT Reserve Account Draw	—

Total Collections	61,388,392.84

II. DISTRIBUTIONS

Total Collections	61,388,392.84
Plus: Net Amount Due From Swap Counterparty	—
Less: CARAT Servicing Fee	17,029.69
Less: Net Amount Due to Swap Counterparty	47,092.48
Less: Note holders’ Interest Distributable Amount	9,082,431.78
Less: Swap Termination Payment	—
Less: Note holders’ Principal Distributable Amount	51,085,428.41
Less: CARAT Reserve Account Deposit	—
Less: Swap Termination Payment (to extent not paid above)	—
Less: Certificate holders’ Principal Distributable Amount	—

Excess to the Reserve Account (to be released to CARI)	1,156,410.47

RECONCILIATION OF ADVANCES AND PAYMENT AHEAD ACCOUNT

Beginning Balance of Payment Advance	13,278,770.30
Less: Reimbursement of Outstanding Payment Advance	5,880,489.07
Plus: Current Period Payment Advances	2,490,863.39

Ending Balance of Payment Advance	9,889,144.62

Beginning Balance of Residual Advance	7,699.23
Less: Reimbursement of Outstanding Residual Advance	—
Plus: Current Period Residual Advances	42,047.70

Ending Balance of Residual Advance	49,746.93

Beginning Balance of Pull Ahead Payment Advance	730,098.21
Less: Reimbursement of Outstanding Pull Ahead Payment Advance
Plus: Current Period Pull Ahead Payment Advances	153,315.13

Ending Balance of Pull Ahead Payment Advance	883,413.34

Beginning Balance of Payment Ahead Account	2,880,439.65
Less: Prior Period Payment Ahead Applied to Current Period	712,410.22
Plus: Current Period Payment Ahead Received	1,498,845.27

Ending Balance of Payment Ahead Account	3,666,874.70

COLT 2007-SN1 RESERVE ACCOUNT

Initial Reserve Account Balance	18,750,063.65
Reserve Account Required Amount	18,750,063.65
Beginning Reserve Account Balance	18,750,063.65
Plus: Excess Available	—
Less: Reserve Account Draw Amount to Note holders	—
Less: Reserve Account Draw Amount to Certificate holders	—
Less: Excess Reserve Account Funds to COLT, LLC	—

Ending COLT 2007-SN1 Reserve Account Balance	18,750,063.65

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT
DELINQUENCIES

	# of Contracts	Amount
31-60 Days Delinquent	2,238	48,847,981.61
61-90 Days Delinquent	259	6,148,570.94
Over 90 Days Delinquent	54	1,289,223.04

Total	2,551	56,285,775.59

NET LOSSES ON EARLY TERM DEFAULTS

Aggregate ABS Value of Early Term Defaults	5,653,190.53
Less: Aggregate Sales Proceeds	4,302,172.26
Less: Excess Wear and Excess Mileage Received	528.40
Less: Other Recoveries	35,585.94

Current Period Net Losses on Early Term Defaults	1,314,903.93

Beginning Cumulative Net Losses on Early Term Defaults	2,342,067.87
Current Period Net Losses	1,314,903.93

Ending Cumulative Net Losses on Early Term Defaults	3,656,971.80

NET LOSSES/(GAINS) ON RETURNED VEHICLES SOLD BY GMAC

Aggregate ABS Value of Returned Vehicles Sold by GMAC	14,146,074.47
Add: Reimbursement of Outstanding Residual Advance	—
Less: Aggregate Sales Proceeds	14,888,096.45
Less: Pull Ahead Payments	—
Less: Excess Wear and Excess Mileage Received	44,353.93
Less: Other Recoveries	120,025.82

Current Period Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(906,401.73)

Beginning Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(5,059,774.33)
Current Period Net Losses/(Gains)	(906,401.73)

Ending Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(5,966,176.06)

POOL STATISTICS

	Initial	Beginning of the Period	End of the Period
Number of Contracts	109,148	105,489	104,447
Discount Rate	10.000%	10.000%	10.000%
Weighted Average Coupon	5.822%	5.830%	5.828%
Weighted Average Original Term	38.29	38.21	38.19
Weighted Average Remaining Term	32.28	26.45	25.48

Number of Units Terminated during the Month
Scheduled Terminated			658
Pull Ahead			79
Early Terminations Not Pull Ahead Not Default			71
Early Terminations Default			234

Total Number of Units Terminated during the Month			1,042

Note: In October there were 95 Units Pulled Ahead and awaiting disposition. As such the ABS Value of these units have been reduced to the Base Residual Value.
Prepayment Rate

Month	Prepayment Rate
1	0.35
2	0.37
3	0.45
4	0.49
5	0.48
6	0.70
This Servicer Certificate relates only to CARAT 2007-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-SN1 will perform in the future.